Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 395,585,630	$ 265,170,891
Cost of revenue	389,055,836	262,455,971
Gross profit	6,529,794	2,714,920
Operating expenses:
Selling and distribution	836,967	763,429
General and administrative	2,653,091	2,652,958
Total operating costs and expenses	3,490,058	3,416,387
Profit/(Loss) from operations	3,039,736	(701,467)
Other (income) expense:
Interest expense, net	732,087	281,505
Currency exchange loss/(gain)	22,480	9,445
Other expense (income), net	(1,558)	(1,470)
Total other expenses	753,009	289,480
Income/(Loss) before provision for income taxes	2,286,727	(990,947)
Provision for income taxes	786,168	997
Net Income/(Loss)	1,500,559	(991,944)
Comprehensive Income/(Loss)	1,500,559	(991,944)
Attributable to:
Equity holders of the Company	1,506,901	(972,897)
Non-controlling interests	(6,342)	(19,047)
Net income/(loss) attributable to parent	$ 1,500,559	$ (991,944)
Basic earnings per ordinary share	$ 0.05	$ (0.04)
Diluted earnings per ordinary share	$ 0.05	$ (0.04)
Weighted average number of ordinary shares outstanding - basic	27,500,327	27,500,327
Weighted average number of ordinary shares outstanding - diluted	27,500,327	27,500,327